Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Stockholders' Equity
5. STOCKHOLDERS’ EQUITY
Follow-On Public Offering
On February 23, 2022, the Company completed the Follow-On Offering, in which it issued 3,880,000 shares of its common stock, Pre-Funded Warrants to purchase up to 3,880,000 shares of its common stock, and Common Warrants to purchase up to 7,760,000 shares of its common stock. The aggregate offering price for each share of common stock and accompanying Common Warrant was $1.41. The aggregate offering price for each Pre-Funded Warrant and accompanying Common Warrant was $1.4099. In the aggregate, the Company received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.

Pre-Funded Warrants
Each Pre-Funded Warrant entitled the holder to purchase one share of the Company’s common stock at an exercise price of $
0.0001
per share. The Pre-Funded Warrants were recorded as a component of stockholders’ equity within additional paid-in capital. The Pre-Funded Warrants were exercised in full on May 4, 2022, and subsequently settled with the counterparty.
Common Stock Warrants
Each Common Warrant entitles the holder to purchase one share of common stock at an exercise price of $1.41 per share. The Common Warrants became exercisable on August 23, 2022 and expire on August 23, 2027. The Common Warrants are recorded as a liability in the Company’s consolidated balance sheet. Per the terms of the Common Warrants, a holder of an outstanding warrant is not entitled to exercise any portion of such warrant if, upon exercise of such portion of the warrant, the holder’s ownership of the Company’s common stock (together with its affiliates) or the combined voting power of the Company’s securities beneficially owned by such holder (together with its affiliates) would exceed the 4.99 percent after giving effect to the exercise.
Warrant transactions for the nine months ended September 30, 2022, are as follows:

	Number of Pre- Funded Warrants	Weighted Average Exercise Price	Number of Common Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2021:

Issued	3,880,000	$0.0001	7,760,000	$1.41
Forfeited/canceled	—	—	—	—
Exercised	3,880,000	$0.0001	—

Outstanding as of September 30, 2022:	—	—	7,760,000	$1.41

Exercisable as of September 30, 2022:	—	—	7,760,000	$1.41

ATM Facility
On September 21, 2021, the Company entered into an ATM Facility with Jefferies LLC, as sole selling agent. On October 3, 2022, the Company entered into an amendment to the Open Market Sale Agreement that enables it, subject to the applicable baby shelf rules, to offer and sell up to 15,661,000 shares of its common stock. At its discretion the Company determines the timing and number of shares to be issued under the ATM Facility. During the nine months ended September 30, 2022, and in the subsequent period through October 3, 2022, the Company did not issue any shares under the ATM Facility. From October 3, 2022, through the date of this report, the Company has issued approximately

2.0

million shares of common stock under the ATM Facility for proceeds of
$
0.1

million net of commissions and payments for other share issuance costs.

5. STOCKHOLDERS’ EQUITY
Preferred Stock
Preferred
stock of
50.0
 million shares, with a $
0.0001
par value, is authorized but unissued.
Follow-on
Public Offerings
On February
23
,
2022
, the Company completed a
follow-on
offering of its common stock and warrants. It issued
3,880,000
shares of its common stock,
pre-funded
warrants to purchase up to
3,880,000
shares of its common stock, and common warrants to purchase up to
7,760,000
shares of its common stock, all at a price of $
1.41
per share. In the aggregate, the Company received net proceeds of $
10.0
 million, after deducting approximately $
0.9
 million of underwriting discounts and estimated other offering expenses.
On October
20
,
2020
, the Company completed a
follow-on
offering of its common stock. It sold an aggregate of
3,750,000
shares of common stock at a price of $
4.00
per share. In the aggregate, the Company received net proceeds from the follow-on
offering of $
14.0
 million, after deducting $
1.0
 million of placement and agent fees and other offering expenses. As part of the follow-on
offering, Cellectis purchased
1,250,000
shares of common stock for a value of $
5.0
 million, the proceeds of which are included in the net proceeds of $
14.0
 million.

ATM Facility
On September
21, 2021, the Company entered into an ATM Facility with Jefferies, who is acting as sole selling agent for the ATM Facility. Under the terms of the ATM Facility, the Company may, from time-to-time,
issue common stock having an aggregate offering value of up to $50.0 million. At its discretion, the Company determines the timing and number of shares to be issued under the ATM Facility.
As of December 31, 2021, the Company had issued approximately 1.4 million shares of common stock under the ATM Facility. The Company’s balance of cash and cash equivalents includes $3.9 million of net proceeds from those sales, and another $0.2 million of cash was received in early January 2022 following the settlement of those sales with the broker. As of the date of this filing, the Company has not issued any additional shares under the ATM Facility.
Share Repurchases
The Company repurchased $0.8 million of common stock in 2019.